Income and Social Contribution Taxes - Summary of deferred income and social contribution tax assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	R$ 278,140	R$ 208,036
Offshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	278,140	208,036
Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	370,292	220,832
Cia Ultragaz [member] | Offshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	12,808	37,332
Oxiteno SA [member] | Offshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	148,306	43,645
Iconic [member] | Offshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	17,657	28,256
Extrafarma [member] | Offshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	72,318	98,803
Ultrapar [member] | Offshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	24,632
Ultrapar International [member] | Offshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	2,419
Extrafarma Two [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	237,664	94,115
Integra Frotas [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	4,636	1,365
Oxiteno Argentina [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	0	22
Oxiteno USA [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	127,992	124,864
Oxiteno Andina [member] | Onshore [member]
Disclosure of deferred income and social contribution tax assets [Line Items]
Tax losses and negative basis for social contribution carryforwards	R$ 0	R$ 466